DISCONTINUED OPERATIONS (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Discontinued Operations and Disposal Groups [Abstract]
SCHEDULE OF NET INCOME (LOSS) FROM DISCONTINUED OPERATIONS

Major classes of line items constituting net income (loss) from discontinued operations are as follows:

	Three Months Ended September 30,		Nine Months Ended September 30,
	2025	2024	2025	2024
Revenue - Aircraft usage	$6	$8,731	$87	$32,476
Revenue - Managed aircraft	—	1,803	—	6,171
Costs of Revenue - Aircraft usage	—	11,177	65	43,091
Cost of Revenue - Managed aircraft	—	1,698	—	5,655
Selling, general and administrative	37	5,185	343	18,543
Other income from discontinued operations	4,840	4,147	5,845	4,147
Income (loss) from discontinued operations before provision for taxes	4,809	(3,379)	5,524	$(24,495)
Benefit for taxes from discontinued operations	(5)	—	(304)	—
Net income (loss) from discontinued operations, net	$4,814	$(3,379)	$5,828	$(24,495)

Carrying amounts and major classes of assets included as part of discontinued operations are as follows:

	September 30, 2025	December 31, 2024
Accounts receivable, net	$100	$1,027
Prepaid and other assets	649	1,254
Property and equipment, net	—	3
Intangibles, net	—	1,200
Goodwill	—	635
Total assets associated with discontinued operations	$749	$4,119

Carrying amounts and major classes of liabilities included as part of discontinued operations are as follows:

	September 30, 2025	December 31, 2024
Accounts payable and accrued liabilities	$1,104	$6,344
Credit facility and other loans	298	918
Customer deposits and deferred revenue	308	5,156
Deferred income tax liability	—	305
Total liabilities associated with discontinued operations	$1,710	$12,723

Major classes of line items constituting loss from discontinued operations is as follows:

	Year Ended December 31,
	2024	2023
Revenue - Aircraft usage	$32,546	$37,765
Costs of Revenue - Aircraft usage	43,488	51,245
Selling, general and administrative	17,679	19,592
Gain (loss) from sale of equity method investment	—	886
Other Income from discontinued operations	9,902	—
Loss from discontinued operations	$(18,719)	$(32,186)

Carrying amounts and major classes of assets included as part of discontinued operations is as follows:

	December 31, 2024	December 31, 2023
Accounts receivable	$1,027	$2,548
Prepaid and other assets	1,215	2,024
Operating lease, right-of-use assets	—	1,278
Equity-method investment	—	154
Deposits	—	441
Total assets associated with discontinued operations	$2,242	$6,445

Carrying amounts and major classes of liabilities included as part of discontinued operations is a follows:

	December 31, 2024	December 31, 2023
Accounts payable and accrued liabilities	$6,086	$4,333
Operating lease liability	—	1,291
Credit facility and other loans	918	509
Customer deposits and deferred revenue	5,004	10,026
Total liabilities associated with discontinued operations	$12,008	$16,159